Nationwide Large Cap Value Fund
Summary Prospectus March 1, 2010 (as revised May 6, 2010)

Class/Ticker A NPVAX B NLVBX C NLVAX R2 GLVRX Institutional Service Class NLVIX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, as revised May 6, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A	Class B	Class C	Class R2	Institutional Service
	Shares	Shares	Shares	Shares	Class Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[1]	1.66%	1.54%	1.54%	1.74%	1.54%

Total Annual Fund Operating Expenses	2.66%	3.29%	3.29%	2.99%	2.29%

Amount of Fee Waiver/Expense Reimbursement[2]	(1.14)%	(1.14)%	(1.14)%	(1.14)%	(1.14)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.52%	2.15%	2.15%	1.85%	1.15%

1	The Board of Trustees of Nationwide Mutual Funds (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
2	The Trust and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 1.15% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 28, 2011. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	1 of 4	Nationwide Large Cap Value Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$721	$1,252	$1,808	$3,317

Class B shares	718	1,206	1,819	3,296

Class C shares	318	906	1,619	3,508

Class R2 shares	188	817	1,472	3,228

Institutional Service Class shares	117	606	1,121	2,537

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$218	$906	$1,619	$3,296

Class C shares	218	906	1,619	3,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. The Fund employs a “value” style of investment, which means investing in equity securities that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. The subadviser compares the securities of large-cap companies to others similarly situated based on specific financial factors, such as earnings or the value of a company’s assets. The subadviser further seeks to minimize risk by investing in companies that possess characteristics similar to the companies included in the Fund’s benchmark, the Russell 1000® Value Index, which measures the performance of large-cap stocks that meet the criteria for value investing. The Fund may engage in active and frequent trading of portfolio securities.

The Fund considers selling securities:

•	if there are other more attractive securities available;
•	if the business environment is changing or
•	to control the overall risk of the Fund’s portfolio.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	2 of 4	Nationwide Large Cap Value Fund

Annual Total Returns – Class A Shares
(Years Ended December 31,)

Best Quarter:  17.34% – 3rd qtr. of 2009
Worst Quarter:  −22.89% – 4th qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R2 shares are March 1, 2001 and October 1, 2003 respectively. Pre-inception historical performance for Class C shares and Class R2 shares is based on the previous performance of Class B shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses. Historical performance for Institutional Service Class shares are based on the previous performance of Class A shares through December 31, 2009. Returns for the Institutional Service Class shares have been adjusted to eliminate sales charges that do not apply to that class, but not differing expenses.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	11.67%	−1.35%	2.77%

Class A shares – After Taxes on Distributions	11.45%	−2.48%	1.93%

Class A shares – After Taxes on Distributions and Sales of Shares	7.79%	−1.05%	2.32%

Class B shares – Before Taxes	12.93%	−1.09%	2.72%

Class C shares – Before Taxes	16.86%	−0.82%	2.74%

Class R2 shares – Before Taxes	18.37%	−0.33%	3.03%

Institutional Service Class shares – Before Taxes	17.93%	−0.81%	2.72%

Russell 1000® Value Index (The Index does not pay sales charges, fees or expenses.)	19.69%	−0.25%	2.47%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

NorthPointe Capital LLC (“NorthPointe”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Peter J. Cahill, CFA	Portfolio Manager, NorthPointe	Since January 2000

Jeffrey C. Petherick, CFA	Portfolio Manager, NorthPointe	Since January 2000

Mary C. Champagne, CFA	Portfolio Manager, NorthPointe	Since January 2000

Purchase and Sale of Fund Shares

Minimum Initial Investment Classes A, B*, C: $2,000 Class R2: no minimum Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Classes A, B*, C): $1,000

Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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